Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
16.	REVENUE
Sale of Prototypes
The Company recorded revenue for prototype sales of $1,004 and $365 in 2021 and 2020 respectively. These arrangements typically have one performance obligation which is satisfied at the point of delivery or shipment to the customer. The Company does not incur significant contract costs in fulfilling or obtaining their contracts with customers.
Collaboration and Development Agreements
In 2021 and 2020, the Company entered into collaborative research and development agreements with companies primarily in the auto, transportation and electronic display industry. Revenue from these arrangements is recognized when we satisfy performance obligations in the contract, which can result in recognition at either a point in time or over time. The Company assessed the number of performance obligations associated with the promises under each agreement, primarily the delivery of customized iDAR perception-related goods and services, and recognized $2,003 and $1,214 in revenue for performance obligations satisfied during 2021 and 2020 respectively, in the consolidated statements of operations and comprehensive loss. For Revenue with related parties, refer to Note 19.
Disaggregation of Revenue
The Company recognized the following revenues by geographic area based on the primary billing address of the customer and timing of transfer of goods or services to customers (point in time or over time), as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors. Total revenue based on the disaggregation criteria described above are as follows (in thousands):

	Year ended December 31,
	2021	2020
Revenue by primary geographical market:
United States	$2,215	$330
Germany	536	25
Other European countries	111	110
Asia	145	1,114

Total	$3,007	$1,579

Revenue by timing of recognition:
Recognized at a point in time	$2,991	$1,515
Recognized over time	16	64

Total	$3,007	$1,579

Contract Liabilities
Contract liabilities consisted of the following as of December 31, 2021 (in thousands):

As of December 31, 2021
Contract liabilities, current	$2,287
Contract liabilities, noncurrent	631

Total	$2,918

Contract liabilities, noncurrent are included in other noncurrent liabilities on the consolidated balance sheet.
The following table shows the significant changes in contract liabilities balance as of December 31, 2021 and 2020 (in thousands):

	Year ended December 31,
	2021	2020
Beginning balance	$660	$950
Revenue recognized that was included in the contract liabilities beginning balance	(570)	(450)
Increase due to invoices issued on performance obligations not yet satisfied during the period	2,828	160

Ending balance	$2,918	$660

Remaining Performance Obligations
Revenue allocated to remaining performance obligations represents the transaction price allocated to the performance obligations that are unsatisfied, or partially unsatisfied. It includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods and does not include contracts where the customer is not committed. The customer is not considered committed where they are able to terminate for convenience without payment of a substantive penalty under the contract. Additionally, as a practical expedient, the Company has not disclosed the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The contract liabilities balance represents the remaining performance obligations for contracts with an original duration of greater than one year.
The current contract liabilities balance of $2,287 at December 31, 2021 is expected to be recognized over the next 12 months.